Finance Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Financial Income and Expenses

	2017	2016	2015
FINANCE INCOME
Income from cash investments	205	317	251
Arrears fees on sale of energy	261	277	230
Foreign exchange variations	19	62	76
Monetary variations	46	106	36
Monetary variations – CVA	—	204	68
Monetary updating on Court escrow deposits	191	46	212
Pasep and Cofins charged on finance income	(53)	(88)	(84)
Other	135	117	74

	804	1,041	863
FINANCE EXPENSES
Costs of loans and financings	(1,466)	(1,860)	(1,370)
Cost of debt – amortization of transaction cost	(67)	(68)	(16)
Foreign exchange variations	(73)	(35)	(172)
Monetary updating – loans and financings	(109)	(245)	(387)
Monetary updating – onerous concessions	—	(3)	(11)
Charges and monetary updating on post-retirement obligation	(65)	(103)	(129)
Losses on financial instruments	(32)	—	—
Monetary updating – CCEE obligations	—	(10)	—
Monetary updating – CVA	(41)	—	—
Monetary updating – AFAC	239	—	—
Monetary updating – Advance sales of power supply	(45)	—	—
Adjustment to present value	(2)	—	—
Other	(139)	(154)	(119)

	(1,800)	(2,478)	(2,204)

NET FINANCE INCOME (EXPENSES)	(996)	(1,437)	(1,341)